CAPITAL AND RESERVES	12 Months Ended
Mar. 31, 2024
Issued capital [abstract]
CAPITAL AND RESERVES

13. CAPITAL AND RESERVES

Capital Management

For the purpose of the Company’s capital management, capital includes called up share capital, share premium, share based payments for options, share based payments for warrants and all other equity reserves attributable to the equity holders of the parent as reflected in the statement of financial position.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to maximise shareholder value through the optimisation of the debt and equity balance.

The Company manages its capital to maximise the return to the shareholders through the optimisation of equity. The capital structure of the Company as at March 31, 2024 and 2023 consists of equity attributable to equity holders of the Company, comprising issued capital, reserves and retained deficit as disclosed.

The Company manages its capital structure and makes adjustments to it, in light of economic conditions and the strategy approved by shareholders. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares and release the Company’s share premium account. No changes were made in the objectives, policies or processes during the year ended March 31, 2024 and March 31, 2023.

Share capital and premium

The Company is authorized to issue an unlimited number of nil par value shares of a single class. The Company may issue fractional shares and a fractional share shall have the corresponding fractional rights, obligations and liabilities of a whole share of the same class or series of shares. Shares may be issued in one or more series of shares as the Directors may by resolution determine from time to time.

Each share in the Company confers upon the shareholder:

●	the right to one vote at a meeting of the shareholders or on any resolution of shareholders;

●	the right to an equal share in any dividend paid by the Company; and

●	the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

The Company may by resolution of the Directors redeem, purchase or otherwise acquire all or any of the shares in the Company subject to regulations set out in the Company’s Articles of Incorporation.

On May 22, 2023, the Company delisted from the standard segment of the Main Market of the London Stock Exchange and had a sole listing on the NASDAQ capital market. In conjunction with the delisting, there was a share consolidation of 65 to 1. The effect of the share consolidation has been reflected below for all periods.

The Company is authorized to issue an unlimited number of nil par value shares of a single class.

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At March 31, 2022 per 20-F Annual Report	1,374,415,468	123,976,510
Group Reorganization : Share Consolidation 65 to 1
Restated at 31 March 2022	21,144,745	123,976,510
Issue of share (IPO) – May 2022	625,000	2,500,000
Issue of share (IPO) – Cost of fundraising – May 2022	-	(742,979)
Expenses settled in shares	33,500	86,028
Issue of share (IPO) – March 2023	3,716,529	5,741,335
Issue of share (IPO) – Cost of fundraising – March 2023	-	(175,000)
At March 31, 2023	25,519,774	131,385,892
Issue of share for fundraising, net Sept-Dec 2023	4,159,270	6,208,508
Expenses settled in shares	1,557,272	2,368,287
Issuance of Shares to related party – Loan Conversion	2,100,000	3,150,000
At March 31, 2024	33,336,316	143,112,687

Share options reserve

The share-based payment reserve for options represents the cost to issue share-based compensation, primarily share options, based on their grant date fair value.

Share warrants reserve

The share-based payment reserve for warrants represent the cost to issue warrants based on their grant date fair value.

Convertible Loan Note reserve

The convertible loan note reserve represents the proceeds received on issuance of convertible loan notes classified as equity instruments, accrued interest and any relative fair value adjustments.

Retained Deficit reserve

Retained deficit represent the cumulative profits/(losses) of the entity which have not been distributed to shareholders.

Translation reserve

The translation reserve represents the unrealised gains or losses from the foreign currency translation of Companies within the Group.

Dividends

The Directors paid no dividend during the year to March 31, 2024 and March 31, 2023.